Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Interest-bearing loans and borrowings
22. Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk – refer to Note 27
Risks arising from financial instruments.

Million US dollar	31 December 2024	31 December 2023
Unsecured bond issues	68 857	71 896
Lease liabilities	1 748	2 126
Unsecured other loans	100	119
Secured bank loans	16	23
Non-current interest-bearing loans and borrowings	70 720	74 163

Unsecured bond issues	627	2 514
Lease liabilities	556	703
Secured bank loans	3	392
Unsecured bank loans	94	182
Unsecured other loans	169	196
Current interest-bearing loans and borrowings	1 449	3 987

Interest-bearing loans and borrowings	72 169	78 150
The current and
non-current
interest-bearing loans and borrowings amount to 72.2 billion US dollar as at 31 December 2024, compared to 78.1 billion US dollar as at 31 December 2023.
As at 31 December 2024, the company had no outstanding balance on commercial papers (31 December 2023: nil). The commercial papers include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
In March 2024, Anheuser-Busch InBev SA/NV (“ABISA”) and its wholly-owned subsidiary Anheuser-Busch InBev Worldwide Inc. (“ABIWW”) completed the issuance of the following series of bonds:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in million)	Coupon rate

21 March 2024	ABIWW	15 June 2034	USD	1 000	5.000%
22 March 2024	ABISA	22 September 2031	EUR	1 000	3.450%
22 March 2024	ABISA	22 March 2037	EUR	1 500	3.750%
22 March 2024	ABISA	22 March 2044	EUR	1 500	3.950%
In April 2024, the company completed the tender offers of five series of notes issued by ABISA and its wholly-owned subsidiaries ABIWW and Anheuser-Busch Companies, LLC (“ABC”) and repurchased
2.6
 billion US dollar aggregate principal amount of these notes. The total principal amount repurchased in the tender offers is set out in the table below:

Date of repurchase	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)
22 April 2024	ABIWW and ABC	3.650% Notes due 2026	USD	2 255	947	1 307
22 April 2024	ABISA	2.700% Notes due 2026	EUR	1 000	385	615
22 April 2024	ABISA	2.125% Notes due 2027	EUR	1 000	212	788
22 April 2024	ABIWW	4.000% Notes due 2028	USD	2 500	868	1 632
22 April 2024	ABISA	2.000% Notes due 2028	EUR	3 000	89	2 911

In December 2024, the company completed the tender offers of fourteen series of USD notes, two series of GBP notes and one series of EUR notes for up to 3.5 billion US dollar aggregate purchase price. The company accepted the tender offers of thirteen series of notes issued by ABISA and its wholly-owned subsidiaries ABIWW, ABC and Anheuser-Busch InBev Finance Inc. (“ABIFI”) and repurchased 3.8 billion US dollar aggregate principal amount of these notes. The total principal amount repurchased in the tender offers is set out in the table below:

Date of repurchase	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)

3 December 2024	ABISA	2.850% Notes due 2037	GBP	248	92	156
3 December 2024	ABIWW	3.750% Notes due 2042	USD	350	21	329
3 December 2024	ABIFI	4.000% Notes due 2043	USD	341	23	317
3 December 2024	ABISA	2.250% Notes due 2029	GBP	337	104	232
3 December 2024	ABISA	2.000% Notes due 2035	EUR	750	95	655
3 December 2024	ABIWW	4.350% Notes due 2040	USD	1 000	721	279
3 December 2024	ABIWW	4.600% Notes due 2060	USD	347	90	257
3 December 2024	ABIWW	4.500% Notes due 2050	USD	1 102	146	956
3 December 2024	ABIWW	4.600% Notes due 2048	USD	1 055	446	608
3 December 2024	ABIFI	4.625% Notes due 2044	USD	850	225	625
3 December 2024	ABIWW	4.750% Notes due 2058	USD	981	412	569
3 December 2024	ABIWW	4.375% Notes due 2038	USD	1 500	965	535
3 December 2024	ABIWW and ABC	4.900% Notes due 2046	USD	9 543	382	9 160
These tender offers were financed with cash.
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.
AB InBev’s net debt decreased to 60.6 billion US dollar as at 31 December 2024, from 67.6 billion US dollar as at 31 December 2023. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (5.8 billion US dollar), share buybacks (0.9 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (2.7 billion US dollar) and foreign exchange impact on net debt (0.2 billion US dollar decrease of net debt).
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	31 December 2024	31 December 2023
Non-current interest-bearing loans and borrowings	70 720	74 163
Current interest-bearing loans and borrowings	1 449	3 987
Interest-bearing loans and borrowings	72 169	78 150

Bank overdrafts	-	17
Cash and cash equivalents	(11 174)	(10 332)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(99)	(168)
Debt securities (included within Investment securities)	(251)	(94)
Net debt	60 645	67 573

Reconciliation of liabilities arising from financing activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2024	74 163	3 987
Proceeds from borrowings	5 337	128
Repayments of borrowings	(6 036)	(3 259)
Capitalization / (payment) of lease liabilities	416	(698)
Amortized cost	63	1
Unrealized foreign exchange effects	(1 583)	(165)
Current portion of long-term debt	(1 302)	1 302
(Gain)/Loss on bond redemption and other movements	(338)	152
Balance at 31 December 2024	70 720	1 449

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2023	78 880	1 029
Proceeds from borrowings	59	143
Repayments of borrowings	(3 004)	(94)
Capitalization / (payment) of lease liabilities	686	(458)
Amortized cost	61	-
Unrealized foreign exchange effects	909	83
Current portion of long-term debt	(3 113)	3 113
(Gain)/Loss on bond redemption and other movements	(316)	171
Balance at 31 December 2023	74 163	3 987

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2022	87 369	1 408
Proceeds from borrowings	74	17
Repayments of borrowings	(6 698)	(567)
Capitalization / (payment) of lease liabilities	794	(519)
Amortized cost	63	-
Unrealized foreign exchange effects	(1 776)	(6)
Current portion of long-term debt	(617)	617
(Gain)/Loss on bond redemption and other movements	(329)	79
Balance at 31 December 2022	78 880	1 029